SCHEDULE OF EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss for the year	$ (39,735)	$ (7,222)
Weighted average number of ordinary shares	23,340,621	16,758,323
Basic and diluted loss per share in USD	$ 1.70	$ 0.43